Debt Obligations (Details Textual)												1 Months Ended		3 Months Ended			4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended		13 Months Ended	15 Months Ended	24 Months Ended
	Dec. 23, 2020 $ / shares shares	Jun. 05, 2020	Apr. 23, 2020 USD ($)	Jan. 13, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 18, 2019 USD ($) $ / shares shares	Sep. 03, 2019 USD ($) $ / shares shares	Oct. 05, 2018 USD ($) $ / shares shares	Jun. 11, 2018 USD ($) shares	Feb. 09, 2016 USD ($) $ / shares shares	Jun. 02, 2014 USD ($) $ / shares shares	Sep. 30, 2019 shares	Apr. 30, 2015 shares	Sep. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 shares	Mar. 31, 2020 shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 03, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 02, 2019	Oct. 31, 2018 shares	Jun. 30, 2016
Convertible Notes Payable, Current | $														$ 65,920,000					$ 65,920,000			$ 3,333,000	$ 65,920,000		$ 65,920,000
Convertible Preferred Stock, Conversion Restriction, Percentage of Common Stock							4.985%											4.985%
Change in Fair Value of Embedded Conversion Feature | $																				$ 2,311,000
Interest Paid, Excluding Capitalized Interest, Operating Activities | $																			71,000	4,602,000	$ 5,362,000	$ 5,539,000
Conversion of Stock, Maximum Shares Issued (in shares) | shares						28,439,015
Proceeds from Issuance of Long-term Debt, Total | $																			$ 781,000
Common stock issued as a result of Deerfield Optional Conversion Feature conversion (in shares) | shares																						37,410
Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	120,192
Common stock outstanding after reverse stock split ratio | shares	16,025
Deerfield Warrant [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 93.60
Series A Preferred Stock Converted Into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares) | shares																					69,521	129,998		199,519
Conversion of Stock, Shares Converted (in shares) | shares																								9,577	9,577
Conversion Of Stock Shares Issuable If Converted (in shares) | shares																											3,192,333
Common stock issued as a result of Deerfield Optional Conversion Feature conversion (in shares) | shares																									199,519
Series A Preferred Stock Converted Into Common Stock [Member] | Subsequent Event [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	48.00
Convertible Preferred Stock, Conversion Price (in dollars per share)	$ 48.00
Conversion of Stock, Maximum Shares Issued (in shares) | shares	199,519
Series B-1 Preferred Convertible Stock Converted to Common Stock [Member]
Conversion of Stock, Shares Issued (in shares) | shares												1,659,996					103,749				103,749		103,749
Conversion of Stock, Shares Converted (in shares) | shares																	1,576				1,576		1,576
Optional Exchange Principal Amount Conversion Feature [Member[
Conversion of Stock, Shares Issued (in shares) | shares																					125,000
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)								$ 0.0001
Preferred Stock, Aggregate Stated Value Per Share (in dollars per share)								1,000
Convertible Preferred Stock, Conversion Price (in dollars per share)								$ 3
Convertible Preferred Stock, Shares Issuable Upon Conversion (in shares) | shares								3,192,333
Conversion Of Stock Shares Issuable If Converted (in shares) | shares								3,192,333
Preferred Stock, Shares Outstanding, Ending Balance (in shares) | shares					0									0			0		0		0	3,337	0	0	0
Series B-1 Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares							1,576
Conversion of Stock, Shares Issued (in shares) | shares																					103,749
Preferred Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.0001		$ 0.0001							$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Aggregate Stated Value Per Share (in dollars per share)							1,000											1,000
Convertible Preferred Stock, Conversion Price (in dollars per share)							$ 0.9494											$ 0.9494
Conversion Of Stock Shares Issuable If Converted (in shares) | shares							1,659,996											1,659,996
Convertible Preferred Stock, Conversion Restriction, Percentage of Common Stock							4.985%											4.985%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)							$ 0.0001											$ 0.0001
Preferred Stock, Shares Outstanding, Ending Balance (in shares) | shares					0									0			0		0		0	0	0	0	0
Series B-1 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 15.1904
Convertible Preferred Stock, Conversion Price (in dollars per share)	$ 15.1904
Conversion of Stock, Maximum Shares Issued (in shares) | shares	103,749
Series B-2 Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.0001		0.0001							$ 0.0001			$ 0.0001	0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Aggregate Stated Value Per Share (in dollars per share)							1,000											1,000
Convertible Preferred Stock, Conversion Price (in dollars per share)							$ 0.9494											$ 0.9494
Conversion Of Stock Shares Issuable If Converted (in shares) | shares							28,439,015											28,439,015
Preferred Stock, Shares Outstanding, Ending Balance (in shares) | shares					0									0			0		0		0	0	0	0	0
Series B-2 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 9.60
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 15.1904
Conversion of Stock, Maximum Shares Issued (in shares) | shares	1,777,437
Debt instrument convertible exchange price trading days	15 days
Series B Preferred Stock [Member]
Preferred Stock, Liquidation Preference Per Share (in dollars per share)							$ 0.0001											$ 0.0001
Conversion from Deerfield Convertible Note to Common Stock [Member]
Debt Conversion, Original Debt, Amount | $									$ 3,333,333
Debt Conversion, Accrued Interest | $									$ 168,288
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares									37,410
Exchanged 2021 Notes for Series A Preferred Stock [Member]
Debt Conversion, Original Debt, Amount | $								$ 9,577,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares								9,577
DebtConversionOptionToExchangeAmount | $							$ 27,000,000											$ 27,000,000
2021 Notes Converted To Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares							93,742
Common stock issued as a result of Deerfield Optional Conversion Feature conversion (in shares) | shares																					93,742
2021 Notes Converted To Series B-1 Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares							1,576
Conversion From Deerfield Convertible Note to Common and Preferred Stock [Member]
Debt Conversion, Original Debt, Amount | $							$ 3,000,000
Exchanged 2021 Notes For Series B-2 Preferred Stock [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)							$ 1,000											$ 1,000
Exchanged 2021 Notes For Common Stock [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)							0.9494											0.9494
Common stock issued as a result of Deerfield Optional Conversion Feature conversion (in shares) | shares												93,742
Conversion of December 2019 Notes into Common Stock [Member]
Debt Conversion, Original Debt, Amount | $																			$ 17,100,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares																			1,777,437
Conversion of December 2019 Notes into Common Stock [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 273.76
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 93.60
Conversion of Stock, Maximum Shares Issued (in shares) | shares	260,876
The 2019 Notes Converted to Common Stock [Member]
Debt Conversion, Original Debt, Amount | $					$ 1,200,000														$ 15,863,000		$ 1,200,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares					125,000
Optional Exchange Principal Amount [Member]
Convertible Preferred Stock, Conversion Price (in dollars per share)							$ 0.9494											$ 0.9494
Debt instrument convertible exchange price trading days							15 days
Common stock issued as a result of Deerfield Optional Conversion Feature conversion (in shares) | shares														324,312	328,125	1,000,000					125,000
Optional Exchange Principal Amount [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 15.1904
Deerfield Optional Conversion Feature [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 9.60
Conversion of Stock, Maximum Shares Issued (in shares) | shares	1,777,437
Debt instrument convertible exchange price trading days	15 days
Deerfield Convertible Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage												6.75%								6.75%						9.75%
Deerfield Convertible Notes [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 93.60
Debt instrument convertible exchange floor price	9.328
2021 Notes [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)										$ 17.11
Debt Conversion, Original Debt, Amount | $										$ 1,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares										58.4454
Debt Instrument, Interest Rate, Stated Percentage										5.50%
Debt Instrument, Face Amount | $										$ 86,300,000
Proceeds from Debt, Net of Issuance Costs | $										82,800,000
Repayments of Long-term Debt, Total | $										18,600,000
Debt Instrument, Sinking Fund Payment | $										$ 0
Debt Instrument Repurchase Price Equal to Percentage of Principal Amount										100.00%
Debt Instrument, Cancellation of Debt, Amount | $				$ 3,037,354		$ 71,418,011
Interest Paid, Excluding Capitalized Interest, Operating Activities | $				37,354		$ 745,011
Debt Instrument, Percentage of Accrued Interest Paid						50.00%
2021 Notes [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)	93.60
Debt Instrument, Cancellation of Debt, Amount | $				3,037,354
Interest Paid, Excluding Capitalized Interest, Operating Activities | $				$ 37,354
Debt instrument convertible exchange floor price	9.328
The 2019 Notes [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)				$ 5.85		$ 17.11
Debt Instrument, Interest Rate, Stated Percentage						6.75%
Debt Instrument, Face Amount | $						$ 71,418,011
Debt Instrument, Percentage of Accrued Interest Paid				50.00%
Debt Instrument, Convertible, Number of Equity Instruments						4,174,051
Debt Instrument, Convertible, Minimum Conversion Price (in dollars per share)				$ 0.583	$ 0.38	$ 0.583											$ 0.38				$ 0.38			$ 0.38
Debt Instrument, Convertible, Conversion Restriction Percentage of Common Stock						4.985%
Beneficial Ownership, Cap Limit, Percentage						19.985%
The 2019 Notes [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)				$ 5.85
Debt Instrument, Percentage of Accrued Interest Paid				50.00%
Debt Instrument, Convertible, Minimum Conversion Price (in dollars per share)				$ 0.583
January 2020 Note [Member]
Debt Instrument, Face Amount | $				$ 3,037,354
Paycheck Protection Program CARES Act [Member]
Proceeds from Issuance of Long-term Debt, Total | $			$ 800,000
Debt Instrument Required Minimum Percentage Allocation to Eligible Payroll Costs		60.00%	75.00%
Debt Instrument Covered Period For Loan Forgiveness		168 days	56 days
January 2020 Notes [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount | $				$ 3,037,354
Embedded Deerfield Note Put Option [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)	93.60
Convertible Notes 2021 [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 273.76
Debt instrument convertible conversion ratio	0.0036528
Deerfield Facility Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity | $											$ 60,000,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)						$ 5.85
Line of Credit Facility, Interest Rate at Period End							6.75%				9.75%							6.75%										6.75%
Debt Instrument, Interest Rate, Stated Percentage					6.75%									6.75%			6.75%		6.75%		6.75%		6.75%	6.75%	6.75%	9.75%
Convertible Notes Payable, Current | $					$ 6,980,824									$ 6,980,824			$ 6,980,824		$ 6,980,824		$ 6,980,824		$ 6,980,824	$ 6,980,824	$ 6,980,824
Debt Covenant, Debt Financing Restriction | $											$ 750,000
Reimbursement of Debt Holders | $							$ 150,000											$ 150,000
Change in Fair Value of Embedded Conversion Feature | $																		$ 2,300,000
Debt Instrument, Convertible, Minimum Conversion Price (in dollars per share)						$ 0.60
Deerfield Facility Agreement [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 93.60
Deerfield Facility Agreement [Member] | Deerfield Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)											$ 0.78
Deerfield Facility Agreement [Member] | Deerfield Warrant [Member] | IPO [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares											1,923,077
Deerfield Facility Agreement [Member] | Series D Redeemable Convertible Preferred Stock Reclassified to Common Stock [Member]
Conversion of Stock, Shares Issued (in shares) | shares													256,410
Deerfield Facility Agreement [Member] | Series D Redeemable Convertible Preferred Stock [Member]
Own-share Lending Arrangement, Shares, Issued (in shares) | shares											1,923,077
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares											14,423,076
Deerfield Facility Agreement [Member] | Term Notes [Member]
Proceeds from Secured Notes Payable | $											$ 15,000,000
Deerfield Facility Agreement [Member] | Deerfield Convertible Notes [Member]
Proceeds from Secured Notes Payable | $											$ 10,000,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)											$ 5.85